Segment Information - Schedule of Revenue and Profit Information and Certain Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Disclosure of operating segments [line items]
Financial assets investments	₨ 1,595		₨ 695	₨ 432	$ 24	$ 10
Revenue	913,720	$ 14,033	717,207	639,493
Deferred tax asset	58,635		77,582		901
Depreciation and amortisation	(74,879)	(1,150)	(61,477)	(83,343)
Short-term investments	315,996		524,685		4,854
Other items	(379)	(6)
Cash and cash equivalents (including restricted cash and cash equivalents)	44,675		108,949		686
Impairment (Refer Note 8)	44,679	686	(1,162)	(339,549)
Current tax asset	34,040		28,312		523
Others	9,063		6,966		139
Operating profit / (loss)	223,531	3,433	152,744	(268,822)
Total assets	1,764,429		1,918,861		27,099
Finance and other costs	(141,182)	(2,168)	(61,600)	(59,584)
Investment and other income	30,986	476	45,428	43,998
Profit (loss) before tax	113,335	1,741	136,572	(284,408)
Short-term borrowings	313,700		413,126		4,818
Current tax liabilities	3,123		2,028		48
Long-term borrowings	267,888		332,654		4,114
Deferred tax liabilities	43,340		24,015		666
Others	16,235		92,275		249
Total liabilities	1,011,499		1,205,073		15,535
Additions to property, plant and equipments	93,751		61,981		1,440
Additions to Leasehold Land	290	4	290
Additions to exploration and evaluation assets	1,131		1,234		17
Additions to other intangibles assets	2,339	36	581
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	913,720	14,033	717,207	639,493
Cost of Sales and expenses	(659,610)	(10,130)	(501,824)	(485,423)
Operating profit / (loss)	254,110	3,903	215,383	154,070
Total assets	1,300,425		1,171,672		19,972
Total liabilities	367,213		340,975		$ 5,640
Copper segment [member]
Disclosure of operating segments [line items]
Revenue	247,008		210,021	209,239
Depreciation and amortisation	(1,607)		(1,938)	(2,048)
Impairment (Refer Note 8)				(497)
Operating profit / (loss)	11,312		15,026	19,660
Additions to property, plant and equipments	5,417		1,626
Additions to other intangibles assets			54
Copper segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue			155	23
Copper segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	247,008		210,176	209,262
Cost of Sales and expenses	(234,089)		(193,212)	(187,057)
Operating profit / (loss)	12,919		16,964	22,205
Total assets	96,422		77,864
Total liabilities	89,352		110,783
Zinc India segment [member]
Disclosure of operating segments [line items]
Revenue	217,101		169,194	137,945
Depreciation and amortisation	(15,011)		(10,008)	(7,558)
Other items	2,395
Operating profit / (loss)	110,016		85,491	59,412
Additions to property, plant and equipments	30,520		21,788
Additions to other intangibles assets	67		178
Zinc India segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue			206
Zinc India segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	217,101		169,400	137,945
Cost of Sales and expenses	(94,469)		(73,901)	(70,975)
Operating profit / (loss)	122,632		95,499	66,970
Total assets	167,509		156,661
Total liabilities	41,475		40,424
Zinc International Segment [member]
Disclosure of operating segments [line items]
Revenue	34,458		22,302	25,631
Depreciation and amortisation	(1,824)		(1,845)	(3,730)
Operating profit / (loss)	12,321		7,336	831
Additions to property, plant and equipments	16,410		4,850
Additions to other intangibles assets	2
Zinc International Segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	34,458		22,302	25,631
Cost of Sales and expenses	(20,313)		(13,121)	(21,070)
Operating profit / (loss)	14,145		9,181	4,561
Total assets	56,074		35,950
Total liabilities	11,079		11,268
Aluminium segment [member]
Disclosure of operating segments [line items]
Revenue	230,959		136,667	110,781
Depreciation and amortisation	(16,818)		(9,468)	(7,051)
Other items	(2,774)
Impairment (Refer Note 8)			(2,007)
Operating profit / (loss)	9,566		11,725	1,416
Additions to property, plant and equipments	14,244		18,956
Additions to Leasehold Land	284		290
Additions to other intangibles assets	1		204
Aluminium segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	253		195	129
Aluminium segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	231,212		136,862	110,910
Cost of Sales and expenses	(202,054)		(113,662)	(102,443)
Operating profit / (loss)	29,158		23,200	8,467
Total assets	480,224		460,532
Total liabilities	134,059		102,290
Power segment [member]
Disclosure of operating segments [line items]
Revenue	55,012		55,189	45,523
Depreciation and amortisation	(4,773)		(5,685)	(4,438)
Operating profit / (loss)	11,915		10,757	8,221
Additions to property, plant and equipments	714		5,223
Additions to Leasehold Land	1
Additions to other intangibles assets			32
Power segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	1,506		890	4,303
Power segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	56,518		56,079	49,826
Cost of Sales and expenses	(39,830)		(39,637)	(37,167)
Operating profit / (loss)	16,688		16,442	12,659
Total assets	191,402		178,762
Total liabilities	17,447		14,858
Iron Ore Segment [member]
Disclosure of operating segments [line items]
Revenue	31,154		40,880	22,233
Depreciation and amortisation	(4,423)		(4,688)	(4,106)
Impairment (Refer Note 8)	(48,599)	$ (746)		(16,054)
Operating profit / (loss)	(49,325)		8,403	(15,793)
Additions to property, plant and equipments	1,393		650
Additions to other intangibles assets			56
Iron Ore Segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	263		410	541
Iron Ore Segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	31,417		41,290	22,774
Cost of Sales and expenses	(27,720)		(28,199)	(18,407)
Operating profit / (loss)	3,697		13,091	4,367
Total assets	40,201		91,323
Total liabilities	16,287		14,508
Oil and gas segment [member]
Disclosure of operating segments [line items]
Revenue	95,359		82,041	86,559
Depreciation and amortisation	(29,731)		(27,532)	(54,088)
Impairment (Refer Note 8)	93,278		845	(322,998)
Operating profit / (loss)	117,865		14,205	(342,813)
Additions to property, plant and equipments	9,134		8,886
Additions to exploration and evaluation assets	1,131		1,234
Additions to other intangibles assets	214		29
Oil and gas segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	95,359		82,041	86,559
Cost of Sales and expenses	(41,041)		(41,149)	(52,286)
Operating profit / (loss)	54,318		40,892	34,273
Total assets	241,045		165,262
Total liabilities	55,535		46,542
All other segments [member]
Disclosure of operating segments [line items]
Revenue	2,669		913	1,582
Depreciation and amortisation	(692)		(313)	(324)
Operating profit / (loss)	(139)		(199)	244
Additions to property, plant and equipments	15,919		2
Additions to Leasehold Land	5
Additions to other intangibles assets	2,055		28
All other segments [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	124		70	245
All other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	2,793		983	1,827
Cost of Sales and expenses	(2,240)		(869)	(1,259)
Operating profit / (loss)	553		114	₨ 568
Total assets	27,548		5,318
Total liabilities	₨ 1,979		₨ 302